Investment in joint ventures - Schedule of carrying amount of the company’s interest in Promedical S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Schedule of carrying amount of the company’s interest in Promedical S.A [Line Items]
Net assets of Promedical S.A.	$ 3,173	$ 3,789
Proportion of the Group’s ownership interest in Promedical S.A.	1,587	1,895
Other adjustments	441	(390)
Carrying amount of the Group’s interest in Promedical S.A.	$ 2,028	$ 1,505	[1]	$ 2,443
Promedical S.A.
Schedule of carrying amount of the company’s interest in Promedical S.A [Line Items]
Promedical S.A.	50.00%	50.00%

[1]	Refer to Note 4. Independent Investigation and Restatement